Commitments and Contingencies (Details Textual)							1 Months Ended										6 Months Ended
	Jul. 11, 2018 USD ($)	Jul. 11, 2018 CNY (¥)	Jan. 08, 2018 USD ($)	Jan. 08, 2018 CNY (¥)	Oct. 09, 2017 USD ($)	Oct. 09, 2017 CNY (¥)	Sep. 28, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Oct. 23, 2017 USD ($)	Oct. 23, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Apr. 30, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Sep. 26, 2018 USD ($)	Oct. 09, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Commitments and contingencies (Textual)
Lease expiration date																	May 31, 2020	May 31, 2020
Annual payments of lease																	$ 28,980
Operating lease expenses																	200,000		$ 200,000
Bank deposits aggregate amount	$ 3,800,000
Interest amount																	$ 900,000		600,000
Civil lawsuits, description																	The Company's VIE, Xin Ao, was subject to several civil lawsuits for which the Company estimated that it is more than likely to pay judgments in the amount of approximately $5.4 million (including interest and penalties of $1.3 million).	The Company's VIE, Xin Ao, was subject to several civil lawsuits for which the Company estimated that it is more than likely to pay judgments in the amount of approximately $5.4 million (including interest and penalties of $1.3 million).
Accrued contingent liabilities																	$ 2,100,000
Estimated claims charges																	(1,126,384)		$ (2,615,412)
Net of payment																	1,300,000
Annual base salary																	$ 360,000
Guarantee [Member]
Commitments and contingencies (Textual)
Guarantee amount																						$ 2,100,000
Related-party borrowed from bank								$ 10,000,000
Loan Agreement [Member]
Commitments and contingencies (Textual)
Principal amount					$ 400,000
RMB [Member]
Commitments and contingencies (Textual)
Bank deposits aggregate amount | ¥		¥ 26,000,000
RMB [Member] | Guarantee [Member]
Commitments and contingencies (Textual)
Guarantee amount | ¥																							¥ 14,736,000
Related-party borrowed from bank | ¥									¥ 69,000,000
RMB [Member] | Loan Agreement [Member]
Commitments and contingencies (Textual)
Principal amount | ¥																					¥ 2,927,400
Cinda Beijing Branch [Member]
Commitments and contingencies (Textual)
Ownership percentage																	60.00%
Legal settlement agreement, description																	The aggregate amount of the loan was RMB288,506,497 (approximately US$42.0 million) with interest at 12.8% per annum (the "Loan"). Cinda Beijing Branch alleged that since the Borrower breached its obligation to make the repayment of the Loan on the maturity date, the Guarantors, along with Xin Ao and those entities owned or controlled by the Guarantors, should be brought into the lawsuit as co-defendants (the "Defendants"). On July 5, 2017, Beijing Intermediate Court ruled in favor of Cinda Beijing Branch and issued a judgment for execution to freeze the Defendants' assets, an aggregate amount of RMB 304,972,608 (approximately US$44.4 million) which shall be used for the repayment of the Loan, the liquidated damages, the interest on the Loan, and other costs and expenses undertaken by Cinda Beijing Branch. Following the mediation, China Cinda Asset Management Co., Ltd. ("Cinda"), two shareholders of Da Tong Lianlv Technologies Co., Ltd. ("Datong Lianlv"), Beijing Ao Huan Fund Management Co., Ltd. ("Ao Huan"), and Shou Tai Jin Xin (Chang Xing) Investment Management Co., Ltd ("Jin Xin") entered into a certain limited partnership agreement (the "Partnership Agreement") on December 22, 2017 to settle the lawsuit. Datong Lianlv is an affiliate of the Company and Xin Ao. Cinda is the parent company of Cinda Beijing Branch. As provided in the Partnership Agreement, the distributions of the limited partnership shall be allocated to Cinda first, who made a capital contribution in the form of its rights, title and interests in and to the repayment of the Loan in an aggregate amount of RMB 322,435,300 (approximately US$46.9 million) (the "Capital Contribution"). Pursuant to the Partnership Agreement, payment shall be made until Cinda has received an amount equal to the aggregate of its unreturned Capital Contributions and a cumulative distribution equal to 7.5% of all distributions made. Datong Lianlv made its capital contribution in cash in an aggregate amount of RMB 150,000,000 (approximately US$21.8 million) along with its shareholders consent to transfer 99% of Datong Lianlv's equity interests to the limited partnership. The PRC legal counsel of Xin Ao indicated that Cinda and Cinda Beijing Branch orally confirmed that this claim was fully settled in the form of the Partnership Agreement.	The aggregate amount of the loan was RMB288,506,497 (approximately US$42.0 million) with interest at 12.8% per annum (the "Loan"). Cinda Beijing Branch alleged that since the Borrower breached its obligation to make the repayment of the Loan on the maturity date, the Guarantors, along with Xin Ao and those entities owned or controlled by the Guarantors, should be brought into the lawsuit as co-defendants (the "Defendants"). On July 5, 2017, Beijing Intermediate Court ruled in favor of Cinda Beijing Branch and issued a judgment for execution to freeze the Defendants' assets, an aggregate amount of RMB 304,972,608 (approximately US$44.4 million) which shall be used for the repayment of the Loan, the liquidated damages, the interest on the Loan, and other costs and expenses undertaken by Cinda Beijing Branch. Following the mediation, China Cinda Asset Management Co., Ltd. ("Cinda"), two shareholders of Da Tong Lianlv Technologies Co., Ltd. ("Datong Lianlv"), Beijing Ao Huan Fund Management Co., Ltd. ("Ao Huan"), and Shou Tai Jin Xin (Chang Xing) Investment Management Co., Ltd ("Jin Xin") entered into a certain limited partnership agreement (the "Partnership Agreement") on December 22, 2017 to settle the lawsuit. Datong Lianlv is an affiliate of the Company and Xin Ao. Cinda is the parent company of Cinda Beijing Branch. As provided in the Partnership Agreement, the distributions of the limited partnership shall be allocated to Cinda first, who made a capital contribution in the form of its rights, title and interests in and to the repayment of the Loan in an aggregate amount of RMB 322,435,300 (approximately US$46.9 million) (the "Capital Contribution"). Pursuant to the Partnership Agreement, payment shall be made until Cinda has received an amount equal to the aggregate of its unreturned Capital Contributions and a cumulative distribution equal to 7.5% of all distributions made. Datong Lianlv made its capital contribution in cash in an aggregate amount of RMB 150,000,000 (approximately US$21.8 million) along with its shareholders consent to transfer 99% of Datong Lianlv's equity interests to the limited partnership. The PRC legal counsel of Xin Ao indicated that Cinda and Cinda Beijing Branch orally confirmed that this claim was fully settled in the form of the Partnership Agreement.
Beijing Lianlv [Member]
Commitments and contingencies (Textual)
Principal amount					400,000
Interest amount					$ 5,000
Beijing Lianlv [Member] | RMB [Member]
Commitments and contingencies (Textual)
Principal amount | ¥																					¥ 2,895,000
Interest amount | ¥						¥ 32,400
Beijing Chengda [Member]
Commitments and contingencies (Textual)
Unpaid balance amount														$ 900,000
Beijing Chengda [Member] | RMB [Member]
Commitments and contingencies (Textual)
Unpaid balance amount | ¥															¥ 6,246,059
Arbitration Demand of Bank [Member]
Commitments and contingencies (Textual)
Bank deposits aggregate amount			$ 7,400,000
Arbitration Demand of Bank [Member] | RMB [Member]
Commitments and contingencies (Textual)
Bank deposits aggregate amount | ¥				¥ 51,000,000
Sihong [Member]
Commitments and contingencies (Textual)
Total amounts of judgment										$ 200,000
Sihong [Member] | RMB [Member]
Commitments and contingencies (Textual)
Total amounts of judgment | ¥											¥ 1,702,000
Nanling Yirui [Member]
Commitments and contingencies (Textual)
Purchase price of aggregate amount																	$ 500,000
Nanling Yirui [Member] | RMB [Member]
Commitments and contingencies (Textual)
Purchase price of aggregate amount | ¥																		¥ 3,452,799
Concrete Service Plant [Member]
Commitments and contingencies (Textual)
Lease expiration date																	Dec. 31, 2022	Dec. 31, 2022
Annual payments of lease																	$ 408,000
Office space from Mr. Weili He [Member]
Commitments and contingencies (Textual)
Lease expiration date																	Oct. 31, 2023	Oct. 31, 2023
Annual payments of lease																	$ 24,000
Roadway Access of Concrete Service Plant [Member]
Commitments and contingencies (Textual)
Lease expiration date																	Jun. 30, 2019	Jun. 30, 2019
Annual payments of lease																	$ 15,000
Office space in New York [Member]
Commitments and contingencies (Textual)
Lease expiration date																	May 31, 2019	May 31, 2019
Annual payments of lease																	$ 27,600
Legal matters [Member]
Commitments and contingencies (Textual)
Total amounts of judgment							$ 13,700,000
Civil lawsuits, description																	The Company's VIE, Xin Ao, was subject to several civil lawsuits with potential judgments of approximately $13.7 million and the likelihood of the outcome of these lawsuits cannot be determined as of the date of this report.	The Company's VIE, Xin Ao, was subject to several civil lawsuits with potential judgments of approximately $13.7 million and the likelihood of the outcome of these lawsuits cannot be determined as of the date of this report.
Accrued contingent liabilities																	$ 5,400,000
Jinshengding [Member]
Commitments and contingencies (Textual)
Lease agreement payments, description																The court ruled that effective December 28, 2016, the lease agreement was void and Xin Ao and/or Jinshengding shall make payment to China Black Metal which shall include rent due from December 4, 2015 to December 28, 2016 of RMB 1,572,669, plus interest, expenses for utilities of RMB 271,579 (approximately US$40,000), a penalty of RMB 250,000 (approximately US$36,000), legal fees of RMB 73,238 (approximately US$11,000) and rent due from December 28, 2016 to December 31, 2018 of RMB 2,264,329 (approximately US$0.3 million). The total amount of compensation is RMB 4,431,816 (approximately US$0.6 million). As of date of this report, Jinshengding has paid RMB 1,800,000 (approximately US$0.3 million) out of the total compensation.
Gouwang [Member]
Commitments and contingencies (Textual)
Award damages amount												$ 1,300,000
Other receivable related party																				$ 1,300,000
Gouwang [Member] | RMB [Member]
Commitments and contingencies (Textual)
Award damages amount | ¥													¥ 9,168,463